CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
STOCKHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000
Common stock, par value (in dollars per share)	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000
Common stock, shares issued (in shares)	385,501	0
Common stock, shares outstanding (in shares)	385,501	0
Series D Preferred Shares [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, shares outstanding (in shares)	100,000	0